GOODWILL (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Goodwill	$ 0	$ 0
Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,292	3,305	$ 3,928
Gross carrying amount [member] | Parcel Service [Member]
Statement1 [Line Items]
Goodwill	203	216
Island Trading and Shipping [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	$ 3,089	$ 3,089